Document and Entity Information (USD $)	3 Months Ended
Mar. 31, 2014
Document and Entity Information:
Entity Registrant Name	EASTGATE ACQUISITIONS CORP
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001099574
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	31,625,000
Entity Public Float	$ 31,625,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY